BNY Mellon Core Plus Fund
SCHEDULE OF INVESTMENTS
January 31, 2026 (Unaudited)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 8.5%
Asset-Backed Certificates — 5.5%
AASET, Ser. 2025-1A, Cl. A(b)	5.94	2/16/2050	2,481,989	2,535,162
AASET MT-1 Ltd., Ser. 2025-3A, Cl. A(b)	5.24	2/16/2050	1,557,146	1,566,681
Affirm Asset Securitization Trust, Ser. 2025-X2, Cl. C(b)	4.93	10/15/2030	367,000	367,859
Amur Equipment Finance Receivables XI LLC, Ser. 2022-2A, Cl. A2(b)	5.30	6/21/2028	35,874	35,934
Aqua Finance Issuer Trust, Ser. 2025-B, Cl. A(b)	4.79	5/17/2051	1,671,444	1,689,986
Auxilior Term Funding LLC, Ser. 2023-1A, Cl. A2(b)	6.18	12/15/2028	180,759	181,584
Blackbird Capital II Aircraft Lease Ltd, Ser. 2021-1A, Cl. A(b)	2.44	7/15/2046	3,290,703	3,148,940
Blue Owl Asset Leasing Trust LLC, Ser. 2024-1A, Cl. A2(b)	5.05	3/15/2029	234,044	234,977
CLI Funding IX LLC, Ser. 2025-1A, Cl. A(b)	5.35	6/20/2050	2,289,263	2,325,433
Compass Datacenters Issuer II LLC, Ser. 2025-1A, Cl. A1(b)	5.32	5/25/2050	2,424,836	2,445,474
Concord Music Royalties LLC, Ser. 2025-2A, Cl. A(b)	5.79	7/20/2075	2,029,000	2,057,690
Consolidated Communications LLC/Fidium Fiber Finance Holdco LLC, Ser. 2025-1A, Cl. A2(b)	6.00	5/20/2055	837,532	858,656
CyrusOne Data Centers Issuer I LLC, Ser. 2023-2A, Cl. A2(b)	5.56	11/20/2048	2,424,000	2,444,199
CyrusOne Data Centers Issuer I LLC, Ser. 2025-1A, Cl. A2(b)	5.91	2/20/2050	2,264,000	2,306,508
DailyPay Securitization Trust, Ser. 2025-1A, Cl. A(b)	5.63	6/26/2028	912,000	918,038
Daimler Trucks Retail Trust, Ser. 2023-1, Cl. A3	5.90	3/15/2027	969,204	973,352
DataBank Issuer, Ser. 2021-2A, Cl. A2(b)	2.40	10/25/2051	4,198,000	4,129,270
DataBank Issuer, Ser. 2026-1A, Cl. A2(b)	5.81	2/25/2056	1,907,000	1,920,164
DataBank Issuer II LLC, Ser. 2025-1A, Cl. A2(b)	5.18	9/27/2055	7,645,000	7,556,344
DB Master Finance LLC, Ser. 2021-1A, Cl. A2I(b)	2.05	11/20/2051	4,188,480	4,119,379
DB Master Finance LLC, Ser. 2025-1A, Cl. A2II(b)	5.17	8/20/2055	2,118,000	2,119,857
Domino’s Pizza Master Issuer LLC, Ser. 2021-1A, Cl. A2I(b)	2.66	4/25/2051	3,427,090	3,267,455
Domino’s Pizza Master Issuer LLC, Ser. 2025-1A, Cl. A2II(b)	5.22	7/25/2055	1,398,000	1,408,055
EnFin Residential Solar Receivables Trust, Ser. 2024-1A, Cl. A(b)	6.65	2/20/2055	1,692,214	1,572,946
EnFin Residential Solar Receivables Trust, Ser. 2024-2A, Cl. A(b)	5.98	9/20/2055	773,515	737,651
Flexential Issuer, Ser. 2021-1A, Cl. A2(b)	3.25	11/27/2051	1,844,571	1,822,565
GBX Leasing LLC, Ser. 2026-1A, Cl. A(b)	5.13	2/20/2056	1,296,000	1,297,783
Gilead Aviation LLC, Ser. 2025-1A, Cl. A(b)	5.79	3/15/2050	3,487,895	3,527,088
GreenSky Home Improvement Issuer Trust, Ser. 2024-2, Cl. A4(b)	5.15	10/27/2059	859,272	873,013
Hilton Grand Vacations Trust, Ser. 2023-1A, Cl. A(b)	5.72	1/25/2038	274,261	280,572
InStar Leasing III LLC, Ser. 2021-1A, Cl. A(b)	2.30	2/15/2054	1,318,621	1,260,340
Jersey Mike’s Funding LLC, Ser. 2024-1A, Cl. A2(b)	5.64	2/15/2055	1,574,105	1,608,714
Jersey Mike’s Funding LLC, Ser. 2025-1A, Cl. A2(b)	5.61	8/16/2055	1,602,983	1,637,630
Lmdv Issuer Co. LLC, Ser. 2025-1A, Cl. A2(b)	5.31	12/15/2055	7,617,000	7,675,405
MetroNet Infrastructure Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.40	8/20/2055	1,736,133	1,764,256
MetroNet Infrastructure Issuer LLC, Ser. 2025-4A, Cl. A2(b)	5.16	12/20/2055	1,244,192	1,257,238
Navigator Aviation Ltd., Ser. 2025-1, Cl. A(b)	5.11	10/15/2050	1,446,941	1,438,960
New Economy Assets Phase 1 Sponsor LLC, Ser. 2021-1, Cl. A1(b)	1.91	10/20/2061	4,786,000	4,032,319
OneMain Financial Issuance Trust, Ser. 2019-2A, Cl. A(b)	3.14	10/14/2036	3,801,000	3,752,265
PK Alift Loan Funding 7 LP, Ser. 2025-2, Cl. A(b)	4.75	3/15/2043	1,703,421	1,706,701
Regional Management Issuance Trust, Ser. 2024-1, Cl. A(b)	5.83	7/15/2036	981,000	1,000,551
Regional Management Issuance Trust, Ser. 2024-2, Cl. A(b)	5.11	12/15/2033	2,573,000	2,591,775
Retained Vantage Data Centers Issuer LLC, Ser. 2025-1A, Cl. A2A(b)	5.09	8/15/2050	2,158,000	2,136,851
SCF Equipment Leasing LLC, Ser. 2025-1A, Cl. D(b)	5.88	11/20/2035	353,000	365,705
Slam Ltd., Ser. 2021-1A, Cl. A(b)	2.43	6/15/2046	6,590,475	6,307,459
Slam Ltd., Ser. 2025-1A, Cl. A(b)	5.81	5/15/2050	1,588,055	1,623,462

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 8.5% (continued)
Asset-Backed Certificates — 5.5% (continued)
Stack Infrastructure Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.00	5/25/2050	5,553,938	5,494,014
Summit Issuer LLC, Ser. 2025-1A, Cl. A2(b)	5.21	11/20/2055	4,153,225	4,195,746
Taco Bell Funding LLC, Ser. 2025-1A, Cl. A2II(b)	5.05	8/25/2055	4,679,602	4,683,864
TIF Funding II LLC, Ser. 2021-1A, Cl. A(b)	1.65	2/20/2046	2,203,285	2,025,918
TIF Funding III LLC, Ser. 2024-1A, Cl. A(b)	5.48	4/20/2049	3,515,550	3,544,837
US Bank C&I Credit-Linked Notes, Ser. 2025-SUP2, Cl. B1(b)	4.82	9/25/2032	1,770,982	1,772,352
Vantage Data Centers Issuer LLC, Ser. 2021-1A, Cl. A2(b)	2.17	10/15/2046	3,750,000	3,684,527
Wendy’s Funding LLC, Ser. 2025-1A, Cl. A2I(b)	5.42	12/15/2055	6,551,000	6,578,958
Willis Engine Structured Trust VI, Ser. 2021-A, Cl. A(b)	3.10	5/15/2046	3,709,572	3,514,751
Zayo Issuer LLC, Ser. 2025-2A, Cl. A2(b)	5.95	6/20/2055	8,408,645	8,645,865
				143,023,078
Asset-Backed Certificates/Auto Receivables — 2.6%
Ally Bank Auto Credit-Linked Notes, Ser. 2025-A, Cl. C(b)	4.84	6/15/2033	1,309,775	1,317,282
Ally Bank Auto Credit-Linked Notes, Ser. 2025-B, Cl. C(b)	4.70	9/15/2033	3,380,519	3,403,068
AutoNation Finance Trust, Ser. 2025-1A, Cl. C(b)	5.19	12/10/2030	2,709,000	2,766,820
Avis Budget Rental Car Funding AESOP LLC, Ser. 2025-1A, Cl. C(b)	5.87	8/20/2029	441,000	449,964
Bayview Opportunity Master Fund VII LLC, Ser. 2024-CAR1, Cl. A, (1 Month SOFR +1.10%)(b),(c)	4.80	12/26/2031	463,063	464,507
Bayview Opportunity Master Fund VII Trust, Ser. 2024-SN1, Cl. C(b)	5.83	12/15/2028	1,052,000	1,065,919
Carvana Auto Receivables Trust, Ser. 2021-N1, Cl. C	1.30	1/10/2028	511,379	505,361
Carvana Auto Receivables Trust, Ser. 2024-P4, Cl. A4	4.74	12/10/2030	2,405,000	2,438,686
Carvana Auto Receivables Trust, Ser. 2025-P3, Cl. C	4.99	1/12/2032	3,044,000	3,042,194
Chesapeake Funding II LLC, Ser. 2023-2A, Cl. A1(b)	6.16	10/15/2035	422,560	427,096
Enterprise Fleet Financing LLC, Ser. 2025-2, Cl. A3(b)	4.41	6/20/2029	2,031,000	2,051,743
Exeter Automobile Receivables Trust, Ser. 2025-1A, Cl. C	5.09	5/15/2031	11,144,000	11,304,008
Exeter Automobile Receivables Trust, Ser. 2025-4A, Cl. C	4.57	6/16/2031	3,171,000	3,194,774
Ford Credit Auto Owner Trust, Ser. 2024-1, Cl. A(b)	4.87	8/15/2036	2,394,000	2,456,026
Huntington Bank Auto Credit-Linked, Ser. 2024-2, Cl. B1(b)	5.44	10/20/2032	573,133	579,587
Huntington Bank Auto Credit-Linked Notes, Ser. 2025-1, Cl. B(b)	4.96	3/21/2033	2,060,136	2,075,977
Merchants Fleet Funding LLC, Ser. 2024-1A, Cl. D(b)	6.85	4/20/2037	2,980,000	3,030,487
Octane Receivables Trust, Ser. 2024-3A, Cl. A2(b)	4.94	5/20/2030	685,490	688,682
Oscar US Funding XVI LLC, Ser. 2024-1A, Cl. A3(b)	5.54	2/10/2028	1,777,037	1,784,622
PenFed Auto Receivables Owner Trust, Ser. 2025-A, Cl. C(b)	4.67	2/17/2032	910,000	910,824
Santander Drive Auto Receivables Trust, Ser. 2025-1, Cl. C	5.04	3/17/2031	4,215,000	4,269,125
Santander Drive Auto Receivables Trust, Ser. 2025-3, Cl. C	4.68	9/15/2031	1,844,000	1,858,859
Santander Drive Auto Receivables Trust, Ser. 2025-4, Cl. C	4.52	1/15/2032	814,000	818,333
Tesla Lease Electric Vehicle Securitization LLC, Ser. 2025-A, Cl. A4(b)	4.37	5/21/2029	1,577,000	1,588,556
US Bank NA, Ser. 2023-1, Cl. B(b)	6.79	8/25/2032	92,441	93,379
Westlake Automobile Receivables Trust, Ser. 2025-1A, Cl. C(b)	5.14	10/15/2030	2,435,000	2,471,375
Westlake Automobile Receivables Trust, Ser. 2025-2A, Cl. D(b)	5.08	5/15/2031	3,207,000	3,242,989
Westlake Automobile Receivables Trust, Ser. 2026-1A, Cl. C(b)	4.37	6/16/2031	7,533,000	7,543,038
World Omni Auto Receivables Trust, Ser. 2024-C, Cl. A3	4.43	12/17/2029	2,677,000	2,694,004
				68,537,285
Asset-Backed Certificates/Home Equity Loans — .3%
GS Mortgage-Backed Securities Trust, Ser. 2024-HE1, Cl. A1, (1 Month SOFRCOMPOUND +1.60%)(b),(c)	5.30	8/25/2054	4,353,915	4,372,707
JPMorgan Mortgage Trust, Ser. 2024-CES1, Cl. A2(b)	6.15	6/25/2054	1,905,618	1,930,208
RCKT Mortgage Trust, Ser. 2024-CES2, Cl. A2(b)	6.39	4/25/2044	1,441,865	1,465,377
				7,768,292

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Asset-Backed Securities — 8.5% (continued)
Asset-Backed Certificates/Student Loans — .1%
Commonbond Student Loan Trust, Ser. 2019-AGS, Cl. A1(b)	2.54	1/25/2047	1,483,111	1,367,236
SMB Private Education Loan Trust, Ser. 2017-B, Cl. A2B, (1 Month TSFR +0.86%)(b),(c)	4.54	10/15/2035	2,905	2,906
				1,370,142
Total Asset-Backed Securities (cost $220,519,022)				220,698,797
Collateralized Loan Obligations — 4.0%
Collateralized Loan Obligations Debt — 4.0%
Antares Ltd. CLO, Ser. 2017-1A, Cl. CRR, (3 Month TSFR +2.25%)(b),(c)	5.92	1/20/2037	4,000,000	4,020,104
Apidos XXV CLO, Ser. 2016-25A, Cl. A1R3, (3 Month TSFR +1.14%)(b),(c)	4.81	1/20/2037	3,333,333	3,343,016
Apidos XXXIX Ltd. CLO, Ser. 2022-39A, Cl. A1R, (3 Month TSFR +1.23%)(b),(c)	4.90	10/21/2038	5,000,000	5,020,930
Ares XLIX Ltd. CLO, Ser. 2018-49A, Cl. XR, (3 Month TSFR +1.10%)(b),(c)	4.77	10/22/2036	4,600,000	4,602,250
BlackRock Shasta XIII LLC CLO, Ser. 2024-1A, Cl. A1, (3 Month TSFR +1.85%)(b),(c)	5.52	7/15/2036	6,000,000	6,019,362
CARLYLE US Ltd. CLO, Ser. 2021-6A, Cl. A1R, (3 Month TSFR +1.29%)(b),(c)	4.96	1/15/2038	5,900,000	5,920,048
Cedar Funding VIII Ltd. CLO, Ser. 2017-8A, Cl. DRR, (3 Month TSFR +2.95%)(b),(c)	6.62	1/17/2038	4,439,232	4,459,790
Cerberus Loan Funding XLV LLC, Ser. 2024-1A, Cl. A, (3 Month TSFR +1.90%)(b),(c)	5.57	4/15/2036	5,000,000	5,013,995
Cerberus Loan Funding XXXIX LP, Ser. 2022-3A, Cl. AR, (3 Month TSFR +1.40%)(b),(c)	5.07	1/15/2033	1,246,812	1,249,920
Churchill MMSLF IV Ltd. CLO, Ser. 2024-3A, Cl. A, (3 Month TSFR +1.60%)(b),(c)	5.27	10/22/2035	6,000,000	6,018,342
Fortress Credit Opportunities IX Ltd. CLO, Ser. 2017-9A, Cl. A1TR, (3 Month TSFR +1.81%)(b),(c)	5.48	10/15/2033	1,577,390	1,586,377
Fortress Credit Opportunities XXXV Ltd. CLO, Ser. 2025-35A, Cl. A1, (3 Month TSFR +1.40%)(b),(c)	5.07	7/20/2033	2,697,090	2,708,040
Golub Capital Partners Ltd. CLO, Ser. 2020-47A, Cl. CR, (3 Month TSFR +2.40%)(b),(c)	6.30	8/5/2037	5,481,000	5,512,083
Great Lakes IX Ltd. CLO, Ser. 2025-9A, Cl. A1, (3 Month TSFR +1.55%)(b),(c)	5.22	1/15/2039	1,250,000	1,252,795
IVY Hill Middle Market Credit Fund XII Ltd., Ser. 12A, Cl. A2RR, (3 Month TSFR +1.70%)(b),(c)	5.37	4/20/2037	340,000	341,117
IVY Hill Middle Market Credit Fund XVIII Ltd., Ser. 18A, Cl. A1R, (3 Month TSFR +1.58%)(b),(c)	5.25	1/22/2037	7,850,000	7,877,302
LCM 37 Ltd. CLO, Ser. 37A, Cl. A1R, (3 Month TSFR +1.06%)(b),(c)	4.73	4/15/2034	4,341,115	4,343,203
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. AR, (3 Month TSFR +1.95%)(b),(c)	5.62	4/18/2036	4,550,000	4,566,043
MCF VIII Ltd. CLO, Ser. 2018-1A, Cl. CR, (3 Month TSFR +3.10%)(b),(c)	6.77	4/18/2036	6,500,000	6,536,725
MF1 Ltd. CLO, Ser. 2021-FL7, Cl. AS, (1 Month TSFR +1.56%)(b),(c)	5.24	10/16/2036	6,578,500	6,575,862
MF1 Ltd. CLO, Ser. 2022-FL8, Cl. A, (1 Month TSFR +1.35%)(b),(c)	5.02	2/19/2037	1,658,949	1,660,540
Neuberger Berman Loan Advisers 41 Ltd. CLO, Ser. 2021-41A, Cl. AR, (3 Month TSFR +1.05%)(b),(c)	4.72	4/15/2034	4,700,000	4,703,859
Neuberger Berman Loan Advisers 47 Ltd. CLO, Ser. 2022-47A, Cl. AR, (3 Month TSFR +1.09%)(b),(c)	4.76	4/16/2035	5,680,688	5,690,516
OWL Rock XXI LLC CLO, Ser. 2025-21A, Cl. A, (3 Month TSFR +1.40%)(b),(c)	5.07	7/24/2034	3,950,926	3,955,162
Total Collateralized Loan Obligations (cost $102,675,036)				102,977,381

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Commercial Mortgage-Backed — 4.1%
Commercial Mortgage Pass-Through Certificates — 4.1%
Angel Oak Mortgage Trust, Ser. 2024-3, Cl. A2(b)	4.80	11/26/2068	316,878	316,127
BANK5 Trust, Ser. 2024-5YR12, Cl. A2	5.42	12/15/2057	11,436,000	11,823,852
Benchmark Mortgage Trust, Ser. 2024-V11, Cl. A2	5.42	11/15/2057	5,419,614	5,615,640
BRAVO Residential Funding Trust, Ser. 2023-NQM5, Cl. A2(b)	6.86	6/25/2063	785,757	790,505
BRAVO Residential Funding Trust, Ser. 2025-NQM8, Cl. A1(b)	5.08	6/25/2065	1,249,072	1,259,006
Brean Asset Backed Securities Trust, Ser. 2025-RM11, Cl. A1(b)	4.75	5/25/2065	6,134,381	6,082,028
BXHPP Trust, Ser. 2021-FILM, Cl. C, (1 Month TSFR +1.21%)(b),(c)	4.89	8/15/2036	1,181,000	1,096,772
COLT Mortgage Loan Trust, Ser. 2023-3, Cl. A2(b)	7.43	9/25/2068	1,703,266	1,724,001
COLT Mortgage Loan Trust, Ser. 2025-3, Cl. A1(b)	5.35	3/25/2070	1,886,107	1,901,554
COLT Mortgage Loan Trust, Ser. 2025-8, Cl. A1(b)	5.48	8/25/2070	2,954,022	2,990,829
Commercial Mortgage Trust, Ser. 2020-CX, Cl. D(b)	2.68	11/10/2046	705,000	565,411
Cross Mortgage Trust, Ser. 2024-H2, Cl. A2(b)	6.42	4/25/2069	690,113	698,912
Cross Mortgage Trust, Ser. 2024-H2, Cl. A3(b)	6.52	4/25/2069	893,349	904,027
Cross Mortgage Trust, Ser. 2024-H3, Cl. A2(b)	6.58	6/25/2069	1,929,587	1,958,177
Cross Mortgage Trust, Ser. 2025-H2, Cl. A1(b)	5.36	3/25/2070	1,305,206	1,316,040
Cross Mortgage Trust, Ser. 2025-H2, Cl. A2(b)	5.46	3/25/2070	2,762,885	2,782,274
Cross Mortgage Trust, Ser. 2025-H8, Cl. A1(b)	5.00	11/25/2070	3,019,237	3,035,818
DBC Mortgage Trust, Ser. 2025-DBC, Cl. A, (1 Month TSFR +1.35%)(b),(c)	5.03	11/15/2042	3,724,215	3,736,350
EFMT, Ser. 2025-RTL1, Cl. A1(b)	5.22	11/25/2040	4,500,000	4,532,800
Hudson Yards Mortgage Trust, Ser. 2025-SPRL, Cl. C(b)	5.95	1/13/2040	1,038,000	1,077,164
Imperial Fund Mortgage Trust, Ser. 2023-NQM1, Cl. A1(b)	5.94	2/25/2068	825,443	823,456
IRV Trust, Ser. 2025-200P, Cl. C(b)	5.73	3/14/2047	1,062,865	1,078,364
LHOME Mortgage Trust, Ser. 2025-RTL3, Cl. A1(b)	5.24	8/25/2040	1,336,000	1,345,551
Morgan Stanley Bank of America Merrill Lynch Trust, Ser. 2025-5C1, Cl. A2	4.91	3/15/2058	5,656,000	5,767,471
New Residential Mortgage Loan Trust, Ser. 2021-NQ2R, Cl. A1(b)	0.94	10/25/2058	563,889	543,726
New Residential Mortgage Loan Trust, Ser. 2022-NQM1, Cl. A1(b)	2.28	4/25/2061	4,798,608	4,313,938
New Residential Mortgage Loan Trust, Ser. 2024-NQM3, Cl. A1(b)	5.47	11/25/2064	2,365,077	2,402,954
New Residential Mortgage Loan Trust, Ser. 2025-NQM2, Cl. A1(b)	5.57	4/25/2065	5,939,266	6,027,203
NY Commercial Mortgage Trust, Ser. 2025-299P, Cl. A(b)	5.66	2/10/2047	1,003,000	1,059,803
NYMT Loan Trust, Ser. 2024-BPL2, Cl. A1(b)	6.51	5/25/2039	4,605,000	4,653,573
NYMT Loan Trust, Ser. 2025-CP1, Cl. A1(b)	3.75	11/25/2069	1,697,056	1,653,192
OBX Trust, Ser. 2024-NQM18, Cl. A1(b)	5.41	10/25/2064	1,326,851	1,339,368
OBX Trust, Ser. 2025-NQM16, Cl. A1(b)	4.91	8/25/2065	3,979,804	3,998,132
OBX Trust, Ser. 2025-NQM18, Cl. A1A(b)	5.06	9/25/2065	4,107,535	4,138,402
OBX Trust, Ser. 2025-NQM19, Cl. A1(b)	4.87	10/25/2065	3,041,601	3,052,563
PRPM LLC, Ser. 2025-RPL4, Cl. A1(b)	3.00	5/25/2055	2,956,826	2,832,043
PRPM LLC, Ser. 2025-RPL4, Cl. A2(b)	3.00	5/25/2055	1,819,702	1,682,890
Toorak Mortgage Trust, Ser. 2025-RRTL1, Cl. A1(b)	5.52	2/25/2040	3,652,909	3,679,580
Towd Point Mortgage Trust, Ser. 2023-1, Cl. A1(b)	3.75	1/25/2063	798,506	776,720
Verus Securitization Trust, Ser. 2024-9, Cl. A1(b)	5.44	11/25/2069	1,878,179	1,898,125
Total Commercial Mortgage-Backed (cost $106,405,340)				107,274,341
Corporate Bonds and Notes — 41.9%
Aerospace & Defense — .4%
Rolls-Royce PLC, Gtd. Notes(b)	5.75	10/15/2027	3,983,000	4,081,562
The Boeing Company, Sr. Unscd. Notes	5.81	5/1/2050	5,601,000	5,535,816
				9,617,378
Agriculture — .3%
BAT Capital Corp., Gtd. Notes	6.34	8/2/2030	1,546,000	1,671,388

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Agriculture — .3% (continued)
BAT Capital Corp., Gtd. Notes	7.08	8/2/2053	3,101,000	3,510,524
BAT International Finance PLC, Gtd. Notes	1.67	3/25/2026	1,998,000	1,991,400
				7,173,312
Airlines — 1.0%
Air Canada Pass-Through Trust, Ser. 2020-2, Cl. A(b)	5.25	4/1/2029	674,372	688,929
American Airlines Pass-Through Trust, Ser. 2017-1, Cl. AA	3.65	2/15/2029	118,250	116,272
American Airlines Pass-Through Trust, Ser. 2017-2, Cl. AA	3.35	10/15/2029	171,096	166,265
American Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	3.15	2/15/2032	1,583,438	1,506,933
American Airlines Pass-Through Trust, Ser. 2025-1, Cl. A	4.90	5/11/2038	2,267,000	2,247,141
American Airlines, Inc./AAdvantage Loyalty IP Ltd., Sr. Scd. Notes(b)	5.75	4/20/2029	4,843,000	4,895,736
Avianca Midco 2 PLC, Sr. Scd. Notes(b),(d)	9.63	2/14/2030	4,451,000	4,563,788
Delta Air Lines, Inc./SkyMiles IP Ltd., Sr. Scd. Notes(b)	4.75	10/20/2028	1,841,583	1,856,065
JetBlue Pass-Through Trust, Ser. 2020-1, Cl. A	4.00	11/15/2032	5,349,553	5,119,221
United Airlines Pass-Through Trust, Ser. 2019-1, Cl. AA	4.15	8/25/2031	755,006	745,313
United Airlines Pass-Through Trust, Ser. 2020-1, Cl. A	5.88	10/15/2027	493,945	506,558
United Airlines Pass-Through Trust, Ser. 2023-1, Cl. A	5.80	1/15/2036	1,761,155	1,847,522
United Airlines, Inc., Sr. Scd. Notes(b)	4.38	4/15/2026	278,000	277,953
United Airlines, Inc., Sr. Scd. Notes(b)	4.63	4/15/2029	1,436,000	1,435,351
				25,973,047
Automobiles & Components — 1.5%
American Axle & Manufacturing, Inc., Sr. Scd. Notes(b)	6.38	10/15/2032	1,466,000	1,496,441
Clarios Global LP/Clarios US Finance Co., Sr. Scd. Notes(b)	6.75	2/15/2030	2,170,000	2,271,265
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	4.54	8/1/2026	3,004,000	3,000,214
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.80	3/5/2027	2,491,000	2,526,588
Ford Motor Credit Co. LLC, Sr. Unscd. Notes(d)	5.87	10/31/2035	3,817,000	3,802,365
Ford Motor Credit Co. LLC, Sr. Unscd. Notes	5.92	3/20/2028	6,901,000	7,075,930
General Motors Financial Co., Inc., Sr. Unscd. Notes	4.20	10/27/2028	811,000	813,250
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.63	4/4/2032	5,007,000	5,217,663
General Motors Financial Co., Inc., Sr. Unscd. Notes	5.90	1/7/2035	5,839,000	6,083,038
Tenneco, Inc., Sr. Scd. Notes(b)	8.00	11/17/2028	2,375,000	2,390,321
The Goodyear Tire & Rubber Company, Gtd. Notes	5.00	7/15/2029	4,660,000	4,567,252
				39,244,327
Banks — 7.2%
Bank of America Corp., Sr. Unscd. Notes	3.97	3/5/2029	5,190,000	5,182,842
Bank of America Corp., Sr. Unscd. Notes	5.29	4/25/2034	6,132,000	6,301,060
Bank of America Corp., Sr. Unscd. Notes	5.47	1/23/2035	2,261,000	2,345,142
Bank of America Corp., Sub. Notes	5.52	10/25/2035	6,260,000	6,391,340
Canadian Imperial Bank of Commerce, Jr. Sub. Notes	6.50	7/28/2086	4,369,000	4,382,757
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.72	7/23/2032	3,648,000	3,821,667
Citizens Financial Group, Inc., Sr. Unscd. Notes	5.84	1/23/2030	1,264,000	1,318,625
Citizens Financial Group, Inc., Sr. Unscd. Notes	6.65	4/25/2035	1,712,000	1,875,491
Citizens Financial Group, Inc., Sub. Notes	5.30	1/29/2036	398,000	399,979
Danske Bank A/S, Sr. Notes(b)	5.71	3/1/2030	6,259,000	6,512,000
Huntington Bancshares, Inc., Sr. Unscd. Notes	5.27	1/15/2031	3,577,000	3,681,501
ING Groep NV, Jr. Sub. Bonds(e)	7.00	11/16/2032	3,627,000	3,796,290
JPMorgan Chase & Co., Sr. Unscd. Notes	2.58	4/22/2032	5,300,000	4,839,492
JPMorgan Chase & Co., Sr. Unscd. Notes	5.30	7/24/2029	3,656,000	3,764,588
JPMorgan Chase & Co., Sub. Notes	5.72	9/14/2033	13,495,000	14,244,389
Morgan Stanley, Sr. Unscd. Notes	4.43	1/23/2030	6,852,000	6,898,397
Morgan Stanley, Sub. Notes	2.48	9/16/2036	9,465,000	8,325,419

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Banks — 7.2% (continued)
Morgan Stanley, Sub. Notes	4.35	9/8/2026	2,500,000	2,507,187
Royal Bank of Canada, Jr. Sub. Notes(d)	6.50	5/24/2086	3,565,000	3,564,134
Royal Bank of Canada, Jr. Sub. Notes	6.75	8/24/2085	5,995,000	6,202,385
Santander Holdings USA, Inc., Sr. Unscd. Notes	6.50	3/9/2029	875,000	912,846
The Bank of Nova Scotia, Jr. Sub. Notes	7.35	4/27/2085	5,835,000	6,116,574
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.69	6/5/2028	700,000	696,937
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	3.81	4/23/2029	1,205,000	1,197,927
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.48	8/23/2028	1,810,000	1,821,590
The Goldman Sachs Group, Inc., Sr. Unscd. Notes	4.94	4/23/2028	6,225,000	6,293,173
The Goldman Sachs Group, Inc., Sub. Notes	6.75	10/1/2037	9,810,000	10,895,189
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	5.30	1/21/2028	2,278,000	2,307,370
The PNC Financial Services Group, Inc., Sr. Unscd. Notes	6.62	10/20/2027	2,252,000	2,293,826
Truist Bank, Sub. Notes	4.63	9/17/2029	6,880,000	6,925,411
Truist Financial Corp., Sr. Unscd. Notes	4.96	10/23/2036	12,564,000	12,374,934
Truist Financial Corp., Sr. Unscd. Notes	5.71	1/24/2035	4,765,000	4,992,264
U.S. Bancorp, Sr. Unscd. Notes	5.68	1/23/2035	3,734,000	3,917,195
U.S. Bancorp, Sr. Unscd. Notes	5.84	6/12/2034	1,165,000	1,234,996
UBS Group AG, Sr. Unscd. Notes(b)	3.09	5/14/2032	722,000	670,697
UBS Group AG, Sr. Unscd. Notes(b)	5.70	2/8/2035	2,399,000	2,514,101
Wells Fargo & Co., Sr. Unscd. Notes	5.20	1/23/2030	2,257,000	2,324,439
Wells Fargo & Co., Sr. Unscd. Notes	5.39	4/24/2034	6,330,000	6,548,447
Wells Fargo & Co., Sr. Unscd. Notes	5.57	7/25/2029	3,779,000	3,910,643
Wells Fargo & Co., Sr. Unscd. Notes	6.49	10/23/2034	6,190,000	6,813,276
Western Alliance Bank, Sub. Notes	6.54	11/15/2035	6,310,000	6,394,238
				187,510,758
Beverage Products — .0%
Anheuser-Busch Cos. LLC/Anheuser-Busch InBev Worldwide, Inc., Gtd. Notes	4.70	2/1/2036	1,385,000	1,366,379
Building Materials — .2%
Owens Corning, Sr. Unscd. Notes	3.50	2/15/2030	368,000	357,657
Smyrna Ready Mix Concrete LLC, Sr. Scd. Notes(b)	8.88	11/15/2031	4,837,000	5,159,555
				5,517,212
Chemicals — .9%
FMC Corp., Sr. Unscd. Notes(d)	5.65	5/18/2033	2,865,000	2,536,736
LYB International Finance III LLC, Gtd. Notes	5.13	1/15/2031	1,700,000	1,709,764
Olin Corp., Sr. Unscd. Notes(b)	6.63	4/1/2033	2,320,000	2,276,302
Sasol Financing USA LLC, Gtd. Notes	5.50	3/18/2031	4,288,000	3,785,385
Syensqo Finance America LLC, Gtd. Notes(b)	5.85	6/4/2034	3,672,000	3,843,635
The Dow Chemical Company, Sr. Unscd. Notes	4.80	1/15/2031	6,109,000	6,091,517
The Mosaic Company, Sr. Unscd. Notes	4.60	11/15/2030	3,268,000	3,278,250
				23,521,589
Commercial & Professional Services — 1.3%
Albion Financing 1 Sarl/Aggreko Holdings, Inc., Sr. Scd. Notes(b)	7.00	5/21/2030	3,523,000	3,674,056
Ashtead Capital, Inc., Gtd. Notes(b)	4.00	5/1/2028	1,386,000	1,375,786
Ashtead Capital, Inc., Gtd. Notes(b)	5.95	10/15/2033	2,656,000	2,801,469
Belron UK Finance PLC, Sr. Scd. Notes(b)	5.75	10/15/2029	720,000	734,091
DP World Ltd./United Arab Emirates, Sr. Unscd. Notes	6.85	7/2/2037	690,000	768,649
ERAC USA Finance LLC, Gtd. Notes(b)	5.20	10/30/2034	2,830,000	2,894,879
Global Payments, Inc., Sr. Unscd. Notes	5.55	11/15/2035	3,082,000	3,057,303
Herc Holdings, Inc., Gtd. Notes(b)	5.75	3/15/2031	5,062,000	5,100,927

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Commercial & Professional Services — 1.3% (continued)
President & Fellows of Harvard College, Unscd. Bonds	3.30	7/15/2056	4,400,000	3,035,846
The Leland Stanford Junior University, Unscd. Bonds	2.41	6/1/2050	5,170,000	3,092,893
Triton Container International Ltd., Gtd. Notes(b)	3.15	6/15/2031	1,146,000	1,048,772
United Rentals North America, Inc., Gtd. Notes(b)	5.38	11/15/2033	4,238,000	4,237,733
Williams Scotsman, Inc., Sr. Scd. Notes(b)	6.63	6/15/2029	2,180,000	2,255,308
Yale University, Unscd. Bonds, Ser. 2020	2.40	4/15/2050	1,241,000	744,140
				34,821,852
Consumer Discretionary — 1.1%
Brightstar Lottery PLC, Sr. Scd. Notes(b)	5.25	1/15/2029	5,625,000	5,618,847
D.R. Horton, Inc., Gtd. Notes	5.50	10/15/2035	3,672,000	3,805,864
Flutter Treasury DAC, Sr. Scd. Bonds(b)	5.88	6/4/2031	1,632,000	1,654,005
Las Vegas Sands Corp., Sr. Unscd. Notes	3.50	8/18/2026	5,000,000	4,978,364
Light & Wonder International, Inc., Gtd. Notes(b)	6.25	10/1/2033	1,926,000	1,950,980
NCL Corp. Ltd., Sr. Unscd. Notes(b)	6.75	2/1/2032	5,578,000	5,719,213
Royal Caribbean Cruises Ltd., Sr. Unscd. Notes	5.38	1/15/2036	1,117,000	1,119,822
Taylor Morrison Communities, Inc., Gtd. Notes(b)	5.75	11/15/2032	1,779,000	1,826,917
Wynn Macau Ltd., Sr. Unscd. Notes(b)	5.63	8/26/2028	2,235,000	2,232,434
				28,906,446
Diversified Financials — 1.6%
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes(d)	6.50	1/31/2056	2,414,000	2,483,345
AerCap Ireland Capital DAC/AerCap Global Aviation Trust, Gtd. Notes	6.95	3/10/2055	778,000	814,764
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.00	9/15/2030	4,445,000	4,505,905
Aircastle Ltd./Aircastle Ireland DAC, Gtd. Notes(b)	5.75	10/1/2031	1,539,000	1,605,194
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b)	5.20	12/8/2028	1,246,000	1,246,738
Apollo Debt Solutions BDC, Sr. Unscd. Notes(b),(d)	5.70	1/23/2031	1,482,000	1,474,533
Ares Capital Corp., Sr. Unscd. Notes	5.25	4/12/2031	4,321,000	4,256,051
Blackstone Private Credit Fund, Sr. Unscd. Notes	5.35	3/12/2031	8,133,000	7,948,868
Blue Owl Technology Finance Corp., Sr. Unscd. Notes(d)	6.13	1/23/2031	2,661,000	2,622,216
Capital One Financial Corp., Sub. Notes	6.18	1/30/2036	2,264,000	2,345,188
Goldman Sachs BDC, Inc., Sr. Unscd. Notes	5.10	1/28/2029	2,934,000	2,915,340
LSEG Finance PLC, Gtd. Notes(b)	2.50	4/6/2031	291,000	264,475
Macquarie Airfinance Holdings Ltd., Sr. Unscd. Notes(b)	5.20	3/27/2028	4,971,000	5,050,499
Stellantis Financial Services US Corp., Sr. Unscd. Notes(b)	4.95	9/15/2028	4,688,000	4,754,354
				42,287,470
Electronic Components — .0%
Jabil, Inc., Sr. Unscd. Notes	4.75	2/1/2033	1,379,000	1,358,738
Energy — 6.8%
Antero Midstream Partners LP/Antero Midstream Finance Corp., Sr. Unscd. Bonds(b)	5.75	10/15/2033	2,405,000	2,432,529
Archrock Services LP/Archrock Partners Finance Corp., Gtd. Notes(b)	6.00	2/1/2034	5,115,000	5,113,545
Azule Energy Finance PLC, Gtd. Notes(b)	8.13	1/23/2030	2,220,000	2,248,346
Cheniere Energy Partners LP, Gtd. Notes	4.50	10/1/2029	6,000,000	6,025,321
Cheniere Energy Partners LP, Gtd. Notes(b)	5.55	10/30/2035	2,142,000	2,191,933
Cheniere Energy, Inc., Sr. Unscd. Notes	5.65	4/15/2034	1,317,000	1,365,992
CITGO Petroleum Corp., Sr. Scd. Notes(b)	8.38	1/15/2029	5,449,000	5,679,880
Columbia Pipelines Holding Co. LLC, Sr. Unscd. Notes(b)	5.00	11/17/2032	7,487,000	7,527,513
Coterra Energy, Inc., Sr. Unscd. Notes	5.90	2/15/2055	2,536,000	2,470,083
CVR Energy, Inc., Gtd. Bonds(b)	5.75	2/15/2028	3,388,000	3,387,577
CVR Energy, Inc., Sr. Unscd. Notes(b)	7.88	2/15/2034	6,418,000	6,373,959
DT Midstream, Inc., Gtd. Notes(b)	5.80	12/15/2034	4,376,000	4,543,590

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Energy — 6.8% (continued)
DT Midstream, Inc., Sr. Scd. Notes(b)	4.30	4/15/2032	2,982,000	2,887,933
Ecopetrol SA, Sr. Unscd. Notes	7.75	2/1/2032	4,770,000	4,901,046
Empresa Nacional del Petroleo, Sr. Unscd. Notes(b)	5.95	7/30/2034	681,000	711,221
Enbridge, Inc., Sub. Notes(d)	7.38	3/15/2055	5,806,000	6,170,344
Energean Israel Finance Ltd., Sr. Scd. Notes(b),(d)	5.88	3/30/2031	2,600,000	2,528,940
Energy Transfer LP, Jr. Sub. Notes	6.75	2/15/2056	3,973,000	4,003,207
Eni SpA, Sr. Unscd. Notes(b)	5.75	5/19/2035	1,634,000	1,712,931
Enterprise Products Operating LLC, Gtd. Notes, Ser. E	5.25	8/16/2077	2,360,000	2,352,026
Global Partners LP/GLP Finance Corp., Gtd. Notes	6.88	1/15/2029	1,224,000	1,245,077
Global Partners LP/GLP Finance Corp., Gtd. Notes(b)	8.25	1/15/2032	6,342,000	6,688,635
Harbour Energy PLC, Sr. Unscd. Notes(b)	6.33	4/1/2035	6,065,000	6,208,347
HF Sinclair Corp., Sr. Unscd. Notes	5.50	9/1/2032	2,195,000	2,245,965
Howard Midstream Energy Partners LLC, Sr. Unscd. Notes(b)	7.38	7/15/2032	4,437,000	4,689,443
Ithaca Energy North Sea PLC, Sr. Unscd. Notes(b)	8.13	10/15/2029	2,765,000	2,888,894
Kinder Morgan, Inc., Gtd. Bonds	5.15	6/1/2030	2,163,000	2,238,395
Kinetik Holdings LP, Gtd. Notes(b)	5.88	6/15/2030	5,735,000	5,807,014
Kodiak Gas Services LLC, Gtd. Notes(b)	6.50	10/1/2033	528,000	541,070
Marathon Petroleum Corp., Sr. Unscd. Notes	5.70	3/1/2035	4,010,000	4,145,378
Medco Cypress Tree Pte Ltd., Sr. Scd. Bonds(b)	8.63	5/19/2030	1,000,000	1,060,574
MPLX LP, Sr. Unscd. Notes	4.13	3/1/2027	855,000	855,827
MPLX LP, Sr. Unscd. Notes	4.80	2/15/2031	2,461,000	2,488,486
MPLX LP, Sr. Unscd. Notes	5.20	12/1/2047	1,180,000	1,058,629
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	3.25	7/15/2031	2,644,000	2,439,787
NGPL PipeCo LLC, Sr. Unscd. Notes(b)	7.77	12/15/2037	6,792,000	7,934,900
ONEOK, Inc., Gtd. Notes	5.80	11/1/2030	1,366,000	1,438,487
ONEOK, Inc., Gtd. Notes	6.10	11/15/2032	779,000	833,468
Pertamina Hulu Energi PT, Sr. Unscd. Notes(b)	5.25	5/21/2030	5,999,000	6,106,190
Petroleos del Peru SA, Sr. Unscd. Notes(b)	4.75	6/19/2032	6,220,000	4,700,952
Phillips 66 Co., Gtd. Notes, Ser. B	6.20	3/15/2056	5,046,000	5,075,736
Plains All American Pipeline LP/PAA Finance Corp., Sr. Unscd. Notes	4.70	1/15/2031	1,483,000	1,491,744
Repsol E&P Capital Markets US LLC, Gtd. Notes(b)	5.20	9/16/2030	2,162,000	2,195,919
SM Energy Co., Gtd. Notes(b),(d)	8.75	7/1/2031	4,870,000	5,121,331
South Bow USA Infrastructure Holdings LLC, Gtd. Notes	5.03	10/1/2029	2,093,000	2,125,648
Targa Resources Partners LP/Targa Resources Partners Finance Corp., Gtd. Notes	5.00	1/15/2028	1,136,000	1,137,495
Tecpetrol SA, Sr. Unscd. Notes(b)	7.63	1/22/2033	2,400,000	2,451,840
Venture Global Calcasieu Pass LLC, Sr. Scd. Notes(b)	3.88	11/1/2033	5,505,000	4,780,293
Venture Global Plaquemines LNG LLC, Sr. Scd. Bonds(b)	6.13	12/15/2030	8,191,000	8,434,862
Venture Global Plaquemines LNG LLC, Sr. Scd. Notes(b)	6.50	1/15/2034	855,000	887,719
YPF SA, Sr. Unscd. Notes(b)	8.75	9/11/2031	2,160,000	2,235,520
				176,181,541
Environmental Control — .1%
GFL Environmental Holdings US, Inc., Gtd. Notes(b)	5.50	2/1/2034	1,364,000	1,368,845
Food Products — .6%
Albertsons Cos., Inc./Safeway, Inc./New Albertsons LP/Albertsons LLC, Gtd. Notes(b)	5.75	3/31/2034	878,000	864,587
Froneri Lux FinCo Sarl, Sr. Scd. Notes(b)	6.00	8/1/2032	6,350,000	6,436,399
MARB BondCo PLC, Gtd. Bonds(b)	3.95	1/29/2031	898,000	813,549

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Food Products — .6% (continued)
The J.M. Smucker Company, Sr. Unscd. Notes	4.25	3/15/2035	6,000,000	5,673,971
The J.M. Smucker Company, Sr. Unscd. Notes(d)	6.50	11/15/2053	921,000	998,156
				14,786,662
Forest Products & Paper — .1%
Suzano Austria GmbH, Gtd. Notes	3.75	1/15/2031	2,057,000	1,943,331
Health Care — 1.8%
Amgen, Inc., Sr. Unscd. Notes	5.25	3/2/2030	693,000	719,209
Amgen, Inc., Sr. Unscd. Notes	5.65	3/2/2053	1,659,000	1,634,099
Bayer US Finance II LLC, Gtd. Notes(b)	4.63	6/25/2038	1,807,000	1,661,422
Bayer US Finance LLC, Gtd. Notes(b)	6.50	11/21/2033	2,095,000	2,279,095
CVS Health Corp., Sr. Unscd. Notes	1.30	8/21/2027	2,627,000	2,520,215
GE HealthCare Technologies, Inc., Sr. Unscd. Notes	4.80	8/14/2029	1,919,000	1,958,531
Genmab A/S Genmab Finance LLC, Sr. Scd. Notes(b)	6.25	12/15/2032	3,715,000	3,810,598
HCA, Inc., Gtd. Notes	3.13	3/15/2027	851,000	842,952
HCA, Inc., Gtd. Notes	4.90	11/15/2035	5,212,000	5,120,655
HCA, Inc., Gtd. Notes	5.45	9/15/2034	1,904,000	1,955,089
Royalty Pharma PLC, Gtd. Notes	2.15	9/2/2031	2,258,000	1,995,599
Royalty Pharma PLC, Gtd. Notes	2.20	9/2/2030	4,242,000	3,859,801
STERIS Irish FinCo UnLtd. Co., Gtd. Notes	2.70	3/15/2031	3,944,000	3,645,718
The Cigna Group, Gtd. Notes	4.80	8/15/2038	7,850,000	7,482,312
The Cigna Group, Sr. Unscd. Notes	5.25	1/15/2036	3,110,000	3,154,546
UnitedHealth Group, Inc., Sr. Unscd. Notes	3.05	5/15/2041	2,964,000	2,231,266
Zimmer Biomet Holdings, Inc., Sr. Unscd. Notes	5.35	12/1/2028	2,323,000	2,404,273
				47,275,380
Industrial — .2%
DAE Funding LLC, Gtd. Notes(b)	4.95	1/15/2033	5,029,000	4,968,191
Information Technology — .8%
Fiserv, Inc., Sr. Unscd. Notes(d)	5.60	3/2/2033	795,000	818,066
Oracle Corp., Sr. Unscd. Notes	3.85	4/1/2060	14,280,000	8,674,050
Oracle Corp., Sr. Unscd. Notes(d)	4.45	9/26/2030	7,650,000	7,470,199
VMware LLC, Sr. Unscd. Notes	2.20	8/15/2031	3,657,000	3,256,839
				20,219,154
Insurance — .7%
Allianz SE, Jr. Sub. Bonds(b),(e)	3.20	10/30/2027	1,800,000	1,722,721
American International Group, Inc., Sr. Unscd. Notes(d)	4.38	6/30/2050	4,150,000	3,466,882
American International Group, Inc., Sr. Unscd. Notes	4.85	5/7/2030	976,000	1,000,159
Corebridge Financial, Inc., Jr. Sub. Notes	6.38	9/15/2054	4,149,000	4,240,986
Corebridge Financial, Inc., Jr. Sub. Notes(e)	6.88	12/1/2030	2,528,000	2,628,319
Nippon Life Insurance Co., Sub. Notes(b),(d)	6.50	4/30/2055	4,081,000	4,369,037
				17,428,104
Internet Software & Services — .2%
Meta Platforms, Inc., Sr. Unscd. Notes	5.63	11/15/2055	5,108,000	4,863,782
Materials — .5%
Amcor Flexibles North America, Inc., Gtd. Notes	5.10	3/17/2030	3,513,000	3,611,957
Canpack SA/Canpack US LLC, Gtd. Notes(b)	3.88	11/15/2029	4,890,000	4,680,063
Sealed Air Corp., Sr. Scd. Notes(b)	1.57	10/15/2026	3,734,000	3,672,072
Smurfit Westrock Financing DAC, Gtd. Notes	5.42	1/15/2035	1,137,000	1,170,489
				13,134,581
Media — 1.2%
CCO Holdings LLC/CCO Holdings Capital Corp., Sr. Unscd. Notes(b),(d)	7.00	2/1/2033	1,675,000	1,692,399

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Media — 1.2% (continued)
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	5.38	5/1/2047	1,446,000	1,188,342
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.55	6/1/2034	4,270,000	4,487,152
Charter Communications Operating LLC/Charter Communications Operating Capital Corp., Sr. Scd. Notes	6.83	10/23/2055	3,765,000	3,615,872
Paramount Global, Gtd. Debs.	5.85	9/1/2043	7,552,000	6,091,206
Sirius XM Radio LLC, Gtd. Notes(b)	4.00	7/15/2028	6,060,000	5,922,769
Virgin Media O2 Vendor Financing Notes VI DAC, Sr. Scd. Notes(b)	8.50	3/15/2033	4,013,000	3,982,938
Ziggo Bond Co. BV, Gtd. Notes(b)	5.13	2/28/2030	5,580,000	4,907,184
				31,887,862
Metals & Mining — .7%
ArcelorMittal SA, Sr. Unscd. Notes	7.00	10/15/2039	1,702,000	1,919,368
Corp. Nacional del Cobre de Chile, Sr. Unscd. Notes(b)	6.30	9/8/2053	3,735,000	3,815,019
Glencore Funding LLC, Gtd. Notes(b)	5.19	4/1/2030	4,967,000	5,115,346
Navoi Mining & Metallurgical Combinat, Sr. Unscd. Bonds(b)	6.75	5/14/2030	1,709,000	1,803,617
Newmont Corp./Newcrest Finance Pty Ltd., Gtd. Notes	3.25	5/13/2030	923,000	890,356
Steel Dynamics, Inc., Sr. Unscd. Notes	5.75	5/15/2055	2,258,000	2,241,819
Vedanta Resources Finance II PLC, Gtd. Notes(b)	9.13	10/15/2032	2,040,000	2,138,500
				17,924,025
Real Estate — 3.6%
American Homes 4 Rent LP, Sr. Unscd. Notes	4.90	2/15/2029	2,533,000	2,576,775
American Homes 4 Rent LP, Sr. Unscd. Notes	5.25	3/15/2035	4,624,000	4,637,430
Boston Properties LP, Sr. Unscd. Notes	5.75	1/15/2035	5,600,000	5,738,246
COPT Defense Properties LP, Gtd. Notes	2.25	3/15/2026	5,000,000	4,989,272
Cousins Properties LP, Gtd. Notes	5.38	2/15/2032	4,515,000	4,660,923
CubeSmart LP, Gtd. Notes(d)	3.00	2/15/2030	6,420,000	6,090,486
CubeSmart LP, Gtd. Notes	5.13	11/1/2035	7,058,000	7,055,880
EPR Properties, Gtd. Notes	4.75	12/15/2026	5,000,000	5,015,951
Extra Space Storage LP, Gtd. Notes	4.95	1/15/2033	3,418,000	3,439,112
Extra Space Storage LP, Gtd. Notes	5.70	4/1/2028	860,000	887,366
Healthcare Realty Holdings LP, Gtd. Notes	3.50	8/1/2026	7,500,000	7,464,832
Kilroy Realty LP, Gtd. Notes	5.88	10/15/2035	4,960,000	5,001,357
Kite Realty Group LP, Sr. Unscd. Notes	4.00	10/1/2026	1,071,000	1,069,188
Kite Realty Group LP, Sr. Unscd. Notes	4.95	12/15/2031	2,393,000	2,429,713
Phillips Edison Grocery Center Operating Partnership I LP, Gtd. Notes	5.75	7/15/2034	2,012,000	2,104,151
Prologis Targeted US Logistics Fund LP, Gtd. Notes(b)	4.75	1/15/2036	5,063,000	4,934,617
Sabra Health Care LP, Gtd. Notes	3.20	12/1/2031	2,475,000	2,266,468
SBA Tower Trust, Asset Backed Notes(b)	2.59	10/15/2031	3,251,000	2,921,098
Store Capital LLC, Sr. Unscd. Notes	4.63	3/15/2029	2,825,000	2,819,924
Ventas Realty LP, Gtd. Notes	5.10	7/15/2032	4,843,000	4,986,022
VICI Properties LP, Sr. Unscd. Notes	4.75	4/1/2028	2,049,000	2,070,512
Vornado Realty LP, Sr. Unscd. Notes	2.15	6/1/2026	4,625,000	4,577,678
Vornado Realty LP, Sr. Unscd. Notes	5.75	2/1/2033	5,118,000	5,177,957
				92,914,958
Retailing — .6%
Asbury Automotive Group, Inc., Gtd. Notes(b)	5.00	2/15/2032	4,791,000	4,658,536
AutoZone, Inc., Sr. Unscd. Notes	4.75	2/1/2033	2,195,000	2,193,260
Lithia Motors, Inc., Gtd. Notes(b)	5.50	10/1/2030	7,874,000	7,913,510
Macy’s Retail Holdings LLC, Gtd. Notes(b)	7.38	8/1/2033	1,440,000	1,522,400
				16,287,706

Description	Coupon Rate (%)	Maturity Date	Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Semiconductors & Semiconductor Equipment — 1.1%
Broadcom, Inc., Sr. Unscd. Notes(b)	3.19	11/15/2036	5,994,000	5,082,900
Foundry JV Holdco LLC, Sr. Scd. Notes(b)	6.30	1/25/2039	8,147,000	8,682,966
Intel Corp., Sr. Unscd. Notes	5.60	2/21/2054	3,884,000	3,644,501
Micron Technology, Inc., Sr. Unscd. Notes(d)	5.30	1/15/2031	1,347,000	1,399,449
Micron Technology, Inc., Sr. Unscd. Notes	5.80	1/15/2035	5,831,000	6,182,729
NXP BV/NXP Funding LLC/NXP USA, Inc., Gtd. Notes	3.25	5/11/2041	6,525,000	4,944,874
				29,937,419
Supranational Bank — .1%
Banque Ouest Africaine de Developpement, Sr. Unscd. Notes	4.70	10/22/2031	2,500,000	2,328,142
Technology Hardware & Equipment — .2%
Hewlett Packard Enterprise Co., Sr. Unscd. Notes	5.60	10/15/2054	2,708,000	2,480,058
Kyndryl Holdings, Inc., Sr. Unscd. Notes	2.05	10/15/2026	1,821,000	1,795,516
				4,275,574
Telecommunication Services — 1.1%
AT&T, Inc., Sr. Unscd. Bonds	4.90	8/15/2037	1,065,000	1,035,501
AT&T, Inc., Sr. Unscd. Notes	2.55	12/1/2033	9,905,000	8,429,355
Iliad Holding SAS, Sr. Scd. Notes(b)	8.50	4/15/2031	1,849,000	1,981,102
T-Mobile USA, Inc., Gtd. Notes	2.40	3/15/2029	2,093,000	1,987,043
T-Mobile USA, Inc., Gtd. Notes	6.00	6/15/2054	2,574,000	2,610,683
Verizon Communications, Inc., Sr. Unscd. Notes	5.75	11/30/2045	5,058,000	5,029,649
Verizon Communications, Inc., Sr. Unscd. Notes	5.88	11/30/2055	3,745,000	3,699,462
Vmed O2 UK Financing I PLC, Sr. Scd. Notes(b)	6.75	1/15/2033	3,070,000	2,997,579
				27,770,374
Transportation — .1%
Fedex Freight Holding Co., Inc., Gtd. Notes(b)	5.25	3/15/2036	1,245,000	1,234,088
Norfolk Southern Corp., Sr. Unscd. Notes	5.55	3/15/2034	1,544,000	1,625,591
				2,859,679
Utilities — 5.9%
AES Panama Generation Holdings SRL, Sr. Scd. Notes(b)	4.38	5/31/2030	1,242,501	1,171,479
Alliant Energy Corp., Jr. Sub. Notes	5.75	4/1/2056	1,688,000	1,676,280
Ameren Corp., Sr. Unscd. Notes	1.75	3/15/2028	3,952,000	3,767,628
American Electric Power Co., Inc., Jr. Sub. Notes	6.95	12/15/2054	7,985,000	8,559,896
Arizona Public Service Co., Sr. Unscd. Notes	4.25	3/1/2049	4,338,000	3,491,371
Baltimore Gas & Electric Co., Sr. Unscd. Notes	2.25	6/15/2031	5,026,000	4,549,933
CenterPoint Energy, Inc., Jr. Sub. Notes	6.70	5/15/2055	5,911,000	6,073,026
CMS Energy Corp., Jr. Sub. Notes	3.75	12/1/2050	2,981,000	2,751,916
Constellation Energy Generation LLC, Sr. Unscd. Notes	5.80	3/1/2033	2,736,000	2,907,743
Electricite de France SA, Sr. Unscd. Notes(b),(d)	5.70	5/23/2028	583,000	602,972
Electricite de France SA, Sr. Unscd. Notes(b),(d)	6.90	5/23/2053	3,546,000	3,943,724
Enel Finance International NV, Gtd. Notes(b)	5.50	6/26/2034	1,492,000	1,543,107
Enel Finance International NV, Gtd. Notes(b)	7.50	10/14/2032	871,000	1,001,869
Entergy Corp., Jr. Sub. Notes	6.10	6/15/2056	7,585,000	7,582,524
Evergy, Inc., Jr. Sub. Notes	6.65	6/1/2055	6,675,000	6,872,613
Eversource Energy, Sr. Unscd. Notes	5.50	1/1/2034	1,197,000	1,231,830
Exelon Corp., Jr. Sub. Notes	6.50	3/15/2055	5,764,000	5,987,543
Exelon Corp., Sr. Unscd. Notes	5.45	3/15/2034	882,000	915,783
Hawaiian Electric Co., Inc., Sr. Unscd. Notes(b)	6.00	10/1/2033	1,611,000	1,636,262
IPALCO Enterprises, Inc., Sr. Scd. Notes	4.25	5/1/2030	1,814,000	1,779,575
IPALCO Enterprises, Inc., Sr. Scd. Notes	5.75	4/1/2034	7,329,000	7,481,385
Jersey Central Power & Light Co., Sr. Unscd. Notes(b)	2.75	3/1/2032	1,810,000	1,633,950

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Corporate Bonds and Notes — 41.9% (continued)
Utilities — 5.9% (continued)
Jersey Central Power & Light Co., Sr. Unscd. Notes	5.10	1/15/2035		2,231,000	2,261,532
Louisville Gas & Electric Co., First Mortgage Bonds	4.38	10/1/2045		1,410,000	1,201,160
NextEra Energy Capital Holdings, Inc., Gtd. Notes	6.50	8/15/2055		5,844,000	6,146,941
Niagara Mohawk Power Corp., Sr. Unscd. Notes(b)	5.66	1/17/2054		878,000	851,372
NiSource, Inc., Jr. Sub. Notes	5.75	7/15/2056		6,337,000	6,374,886
NiSource, Inc., Sr. Unscd. Notes	3.60	5/1/2030		1,297,000	1,262,526
NRG Energy, Inc., Sr. Unscd. Notes(b)	6.00	1/15/2036		3,821,000	3,862,676
Pacific Gas & Electric Co., First Mortgage Bonds	2.10	8/1/2027		2,060,000	2,001,026
Pacific Gas & Electric Co., First Mortgage Bonds	5.05	10/15/2032		4,302,000	4,337,382
Perusahaan Perseroan Persero PT Perusahaan Listrik Negara, Sr. Unscd. Notes(b)	5.45	2/3/2036		1,273,000	1,268,737
PG&E Corp., Sr. Scd. Notes	5.25	7/1/2030		2,480,000	2,466,200
Pinnacle West Capital Corp., Sr. Unscd. Notes	5.15	5/15/2030		1,847,000	1,904,008
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	5.45	4/1/2034		2,403,000	2,479,706
Public Service Enterprise Group, Inc., Sr. Unscd. Notes	6.13	10/15/2033		1,574,000	1,691,180
Puget Energy, Inc., Sr. Scd. Notes	2.38	6/15/2028		1,709,000	1,641,701
Sempra, Jr. Sub. Notes	6.55	4/1/2055		2,410,000	2,454,529
Sierra Pacific Power Co., Jr. Sub. Notes	6.20	12/15/2055		3,062,000	3,049,235
Southern California Edison Co., First Mortgage Bonds	5.25	3/15/2030		4,705,000	4,834,441
Spire, Inc., Jr. Sub. Bonds(d)	6.45	6/1/2056		2,525,000	2,550,474
The AES Corp., Jr. Sub. Notes	6.95	7/15/2055		7,152,000	6,997,173
The Southern Company, Jr. Sub. Notes, Ser. 2025	6.38	3/15/2055		7,975,000	8,321,145
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	5.25	10/15/2035		3,532,000	3,499,221
Vistra Operations Co. LLC, Sr. Scd. Notes(b)	5.35	1/31/2036		2,365,000	2,353,387
WEC Energy Group, Inc., Jr. Sub. Notes	5.63	5/15/2056		1,853,000	1,863,557
					152,836,604
Total Corporate Bonds and Notes (cost $1,078,717,334)					1,088,490,422
Convertible Bonds and Notes — 1.5%
Aerospace & Defense — .1%
AeroVironment, Inc., Sr. Unscd. Notes(f)	0.00	7/15/2030		300,000	353,550
Rheinmetall AG, Sr. Unscd. Bonds, Ser. B	2.25	2/7/2030	EUR	100,000	683,081
					1,036,631
Banks — .0%
Goldman Sachs Finance Corp. International Ltd., Gtd. Notes, Ser. 700h(f)	0.00	3/7/2030		300,000	328,200
Morgan Stanley Finance LLC, Gtd. Notes, Ser. 1(f)	0.00	4/10/2028		400,000	539,000
					867,200
Beverage Products — .0%
Davide Campari-Milano N.V., Sr. Unscd. Bonds	2.38	1/17/2029	EUR	400,000	465,303
Consumer Discretionary — .0%
Accor SA, Sr. Unscd. Bonds	0.70	12/7/2027	EUR	48,120	66,047
NCL Corp. Ltd., Gtd. Notes(b)	0.75	9/15/2030		300,000	292,688
NCL Corp. Ltd., Gtd. Notes(b),(d)	0.88	4/15/2030		200,000	221,700
					580,435
Diversified Financials — .1%
Cipher Mining, Inc., Sr. Unscd. Notes(b),(f)	0.00	10/1/2031		150,000	191,062
Citigroup Global Markets Holdings, Inc., Gtd. Notes(b),(d)	0.80	2/5/2030	EUR	300,000	385,158
IREN Ltd., Sr. Unscd. Notes, Ser. 33(b)	1.00	6/1/2033		300,000	368,850
					945,070

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Convertible Bonds and Notes — 1.5% (continued)
Electronic Components — .2%
Hon Hai Precision Industry Co. Ltd., Sr. Unscd. Bonds(f)	0.00	10/24/2029		400,000	410,520
Ibiden Co. Ltd., Sr. Unscd. Bonds(f)	0.00	3/14/2031	JPY	50,000,000	629,604
Legrand SA, Sr. Unscd. Bonds	1.50	6/23/2033	EUR	500,000	651,900
Mirion Technologies, Inc., Sr. Unscd. Notes(b),(f)	0.00	10/1/2031		800,000	900,340
OSI Systems, Inc., Sr. Unscd. Notes(b)	0.50	2/1/2031		550,000	547,030
OSI Systems, Inc., Sr. Unscd. Notes	2.25	8/1/2029		150,000	221,250
Schneider Electric SE, Sr. Unscd. Notes, Ser. SUFP	1.63	6/28/2031	EUR	700,000	889,116
Schneider Electric SE, Sr. Unscd. Notes, Ser. SUFP	1.97	11/27/2030	EUR	200,000	305,056
					4,554,816
Energy — .1%
Northern Oil & Gas, Inc., Sr. Unscd. Notes	3.63	4/15/2029		900,000	913,860
Environmental Control — .0%
Tetra Tech, Inc., Sr. Unscd. Notes	2.25	8/15/2028		200,000	232,550
Health Care — .1%
AEP Texas, Inc., Sr. Unscd. Notes(b)	5.85	2/1/2033		100,000	102,500
Alnylam Pharmaceuticals, Inc., Sr. Unscd. Notes(b),(f)	0.00	9/15/2028		600,000	561,658
ANI Pharmaceuticals, Inc., Sr. Unscd. Notes	2.25	9/1/2029		700,000	910,438
Arrowhead Pharmaceuticals, Inc., Sr. Unscd. Notes(f)	0.00	1/15/2032		35,000	39,369
Bridgebio Pharma, Inc., Sr. Unscd. Notes	2.25	2/1/2029		100,000	113,925
CorMedix, Inc., Sr. Unscd. Bonds(b)	4.00	8/1/2030		100,000	100,620
Halozyme Therapeutics, Inc., Sr. Unscd. Notes(b),(f)	0.00	2/15/2031		200,000	206,000
Halozyme Therapeutics, Inc., Sr. Unscd. Notes	1.00	8/15/2028		200,000	278,000
QIAGEN NV, Sr. Unscd. Bonds	2.50	9/10/2031		200,000	232,929
					2,545,439
Industrial — .2%
Bloom Energy Corp., Sr. Unscd. Notes(b),(f)	0.00	11/15/2030		50,000	56,700
BWX Technologies, Inc., Gtd. Notes(b),(f)	0.00	11/1/2030		700,000	723,450
Daifuku Co. Ltd., Sr. Unscd. Bonds, Ser. 2028(f)	0.00	9/14/2028	JPY	70,000,000	732,747
Ferrovial SE, Sr. Unscd. Bonds	0.75	5/20/2031	EUR	400,000	483,724
Granite Construction, Inc., Sr. Unscd. Notes	3.25	6/15/2030		600,000	1,001,400
SPIE SA, Sr. Unscd. Bonds	2.00	1/17/2028	EUR	300,000	511,019
Vinci SA, Sr. Unscd. Bonds	0.70	2/18/2030	EUR	400,000	494,334
					4,003,374
Information Technology — .1%
Alkami Technology, Inc., Sr. Unscd. Notes(b)	1.50	3/15/2030		200,000	196,550
Cloudflare, Inc., Sr. Unscd. Notes(f)	0.00	8/15/2026		300,000	330,210
Datadog, Inc., Sr. Unscd. Notes(f)	0.00	12/1/2029		500,000	493,625
DigitalOcean Holdings, Inc., Sr. Unscd. Notes(b),(f)	0.00	8/15/2030		400,000	633,800
Nebius Group NV, Sr. Unscd. Notes(b),(d)	1.00	9/15/2030		250,000	249,875
Snowflake, Inc., Sr. Unscd. Notes(f)	0.00	10/1/2027		500,000	678,750
					2,582,810
Insurance — .0%
Ping An Insurance Group Co. of China Ltd., Sr. Unscd. Bonds(f)	0.00	6/11/2030	HKD	2,000,000	352,658
Internet Software & Services — .1%
Alibaba Group Holding Ltd., Sr. Unscd. Notes(f)	0.00	9/15/2032		600,000	672,759
Alibaba Group Holding Ltd., Sr. Unscd. Notes	0.50	6/1/2031		150,000	263,173
DoorDash, Inc., Sr. Unscd. Notes(b),(f)	0.00	5/15/2030		700,000	702,100
Grab Holdings Ltd., Sr. Unscd. Notes(f)	0.00	6/15/2030		400,000	407,280
MakeMyTrip Ltd., Sr. Unscd. Notes(b),(f)	0.00	7/1/2030		300,000	276,770

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Convertible Bonds and Notes — 1.5% (continued)
Internet Software & Services — .1% (continued)
Uber Technologies, Inc., Sr. Scd. Notes(b),(f)	0.00	5/15/2028		200,000	199,500
Uber Technologies, Inc., Sr. Unscd. Notes, Ser. 2028	0.88	12/1/2028		500,000	641,765
					3,163,347
Media — .0%
Liberty Media Corp.-Liberty Formula One, Sr. Unscd. Notes	2.25	8/15/2027		500,000	585,750
Metals & Mining — .1%
Endeavour Silver Corp., Sr. Unscd. Bonds(b),(d)	0.25	1/15/2031		400,000	491,200
Energy Fuels, Inc., Sr. Unscd. Notes(b),(d)	0.75	11/1/2031		300,000	412,050
MMG Ltd., Sr. Unscd. Bonds(f)	0.00	10/8/2030		400,000	561,000
MP Materials Corp., Sr. Unscd. Bonds(b)	3.00	3/1/2030		100,000	285,200
Salzgitter AG, Sr. Unscd. Notes	3.38	10/22/2032	EUR	400,000	604,577
voestalpine AG, Sr. Unscd. Bonds	2.75	4/28/2028	EUR	400,000	547,042
					2,901,069
Real Estate — .0%
Compass, Inc., Gtd. Notes(b)	0.25	4/15/2031		500,000	540,001
Retailing — .0%
MINISO Group Holding Ltd., Sr. Unscd. Notes	0.50	1/14/2032		400,000	386,100
Semiconductors & Semiconductor Equipment — .1%
BE Semiconductor Industries NV, Sr. Unscd. Notes	1.88	4/6/2029	EUR	300,000	524,386
Globalwafers GmbH, Gtd. Bonds, Ser. WW	1.50	1/23/2029	EUR	400,000	468,455
MACOM Technology Solutions Holdings, Inc., Sr. Unscd. Notes(f)	0.00	12/15/2029		750,000	1,081,080
Veeco Instruments, Inc., Sr. Unscd. Notes	2.88	6/1/2029		400,000	519,800
					2,593,721
Technology Hardware & Equipment — .1%
Ferrotec Corp., Sr. Unscd. Bonds(f)	0.00	6/23/2028	JPY	60,000,000	643,577
Lumentum Holdings, Inc., Sr. Unscd. Notes(b)	0.38	3/15/2032		400,000	907,576
Parsons Corp., Sr. Unscd. Notes(d)	2.63	3/1/2029		600,000	643,670
Seagate HDD Cayman, Gtd. Notes	3.50	6/1/2028		50,000	248,225
Super Micro Computer, Inc., Sr. Unscd. Notes(b),(f)	0.00	6/15/2030		200,000	173,557
Western Digital Corp., Gtd. Notes	3.00	11/15/2028		100,000	664,541
					3,281,146
Telecommunication Services — .0%
A10 Networks, Inc., Sr. Unscd. Notes(b)	2.75	4/1/2030		300,000	312,340
AST SpaceMobile, Inc., Sr. Unscd. Notes(b)	2.38	10/15/2032		200,000	363,350
					675,690
Utilities — .2%
CMS Energy Corp., Sr. Unscd. Notes	3.38	5/1/2028		500,000	541,000
Duke Energy Corp., Sr. Unscd. Notes	4.13	4/15/2026		1,000,000	1,039,750
Evergy, Inc., Sr. Unscd. Notes	4.50	12/15/2027		500,000	635,937
Iberdrola Finanzas SA, Gtd. Notes, Ser. IBE	1.50	3/27/2030	EUR	400,000	540,640
NextEra Energy Capital Holdings, Inc., Gtd. Notes	3.00	3/1/2027		600,000	798,600
Ormat Technologies, Inc., Sr. Unscd. Notes	2.50	7/15/2027		700,000	1,034,495
					4,590,422
Total Convertible Bonds and Notes (cost $35,531,830)					37,797,392
Foreign Governmental — 6.4%
Argentine Republic, Sr. Unscd. Bonds(g)	4.88	7/9/2041		3,625,000	2,629,937
Brazil, Sr. Unscd. Notes	5.50	11/6/2030		7,150,000	7,289,425
Brazil, Sr. Unscd. Notes	7.25	1/12/2056		4,700,000	4,708,225
Ciudad Autonoma De Buenos Aires, Sr. Unscd. Notes(b)	7.80	11/26/2033		1,884,000	1,935,113

Description	Coupon Rate (%)	Maturity Date		Principal Amount ($)(a)	Value ($)
Foreign Governmental — 6.4% (continued)
Colombia, Sr. Unscd. Bonds	5.63	2/19/2036	EUR	3,292,000	3,685,983
Colombia, Sr. Unscd. Notes	6.50	1/21/2033		2,281,000	2,262,638
Dominican Republic, Sr. Unscd. Notes(b)	5.88	10/28/2035		3,750,000	3,738,675
Eagle Funding Luxco, Sr. Unscd. Notes(b)	5.50	8/17/2030		5,412,000	5,504,383
Ecuador, Sr. Unscd. Notes(b)	9.25	1/29/2039		543,000	556,575
Gabon, Sr. Unscd. Notes(b)	7.00	11/24/2031		2,200,000	1,847,206
Israel, Sr. Unscd. Notes, Ser. 30Y	5.75	3/12/2054		2,650,000	2,546,531
Israel, Sr. Unscd. Notes, Ser. 30Y	5.88	1/13/2056		3,070,000	2,995,071
Italy Buoni Poliennali Del Tesoro, Sr. Unscd. Notes, Ser. 30Y(b)	4.30	10/1/2054	EUR	19,546,000	23,177,182
Japan (30 Year Issue), Bonds, Ser. 83	2.20	6/20/2054	JPY	1,355,000,000	6,587,115
Japan (30 Year Issue), Bonds, Ser. 86	2.40	3/20/2055	JPY	1,355,000,000	6,886,063
Japan (30 Year Issue), Bonds, Ser. 87	2.80	6/20/2055	JPY	2,980,000,000	16,532,492
Kuwait, Sr. Unscd. Notes(b)	4.65	10/9/2035		8,551,000	8,444,765
Mexico, Sr. Unscd. Notes	5.38	3/22/2033		3,084,000	3,047,763
Mexico, Sr. Unscd. Notes	6.13	2/9/2038		3,095,000	3,086,489
Mexico, Sr. Unscd. Notes	6.63	1/29/2038		4,147,000	4,320,967
Nigeria, Sr. Unscd. Notes(b)	8.63	1/13/2036		3,810,000	4,075,859
Philippines, Sr. Unscd. Notes	5.00	1/27/2036		4,071,000	4,070,461
Republic of South Africa, Sr. Unscd. Notes(b)	7.25	12/11/2055		1,626,000	1,581,279
Romania, Bonds(b)	6.63	5/16/2036		3,600,000	3,771,455
Romania, Sr. Unscd. Notes(b)	5.75	3/24/2035		5,740,000	5,706,492
Saudi, Sr. Unscd. Notes(b)	5.88	1/12/2056		6,250,000	6,107,121
Ukraine, Sr. Unscd. Bonds(b),(g)	7.25	2/1/2032		2,575,000	2,055,924
United Kingdom Gilt, Bonds	1.50	7/31/2053	GBP	42,467,000	26,357,870
Total Foreign Governmental (cost $168,016,321)					165,509,059
Municipal Securities — .1%
University of Michigan, Revenue Bonds, Refunding, Ser. C (cost $2,449,000)	3.60	4/1/2047		2,449,000	2,050,781
U.S. Government Agencies Collateralized Mortgage Obligations — .8%
Federal Home Loan Mortgage Corp., REMIC, Ser. 5010, Cl. EA(h)	1.00	8/15/2047		2,957,732	2,749,240
Government National Mortgage Association, Ser. 2010-89, Cl. Z	5.00	7/20/2040		3,317,247	3,406,137
Government National Mortgage Association, Ser. 2014-145, Cl. KA	3.50	1/20/2038		1,733,287	1,711,704
Government National Mortgage Association, Ser. 2017-93, Cl. GY	3.50	6/20/2047		4,628,190	4,314,528
Government National Mortgage Association, Ser. 2018-120, Cl. PU	3.50	9/20/2048		377,763	342,324
Government National Mortgage Association, Ser. 2019-59, Cl. KA	3.00	12/20/2048		557,997	518,061
Government National Mortgage Association, Ser. 2020-11, Cl. CB	3.50	1/20/2050		1,663,298	1,550,932
Government National Mortgage Association, Ser. 2022-9, Cl. P	2.00	9/20/2051		4,321,947	3,860,500
Government National Mortgage Association, Ser. 2023-19, Cl. WB	5.64	11/20/2051		1,167,733	1,208,865
Government National Mortgage Association, Ser. 2024-204, Cl. EF, (1 Month SOFR +2.35%)(c)	6.05	12/20/2054		2,302,469	2,344,207
Total U.S. Government Agencies Collateralized Mortgage Obligations (cost $23,528,385)					22,006,498
U.S. Government Agencies Collateralized Municipal-Backed Securities — .0%
Federal Home Loan Mortgage Corp. Multifamily Structured Pass-Through Certificates, Ser. Q007, Cl. APT1(h) (cost $271,917)	6.39	10/25/2047		273,585	273,672

U.S. Government Agencies Mortgage-Backed — 24.8%
Federal Home Loan Mortgage Corp.:
2.00%, 9/1/2050-3/1/2052(h)	33,190,410	27,242,568

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

Description	Principal Amount ($)(a)	Value ($)
U.S. Government Agencies Mortgage-Backed — 24.8% (continued)
2.50%, 11/1/2050-2/1/2052(h)	59,341,113	51,389,787
3.00%, 9/1/2047-7/1/2052(h)	8,172,524	7,353,009
3.50%, 12/1/2048(h)	23,982,953	22,473,156
4.50%, 10/1/2052-5/1/2053(h)	7,741,148	7,687,124
5.00%, 9/1/2052-12/1/2054(h)	66,050,657	66,826,809
5.50%, 9/1/2052-3/1/2055(h)	42,896,791	43,957,962
Federal National Mortgage Association:
2.00%, 3/1/2036-3/1/2052(h)	81,466,746	67,770,934
2.50%, 5/1/2037-10/1/2051(h)	5,726,475	5,286,677
3.00%, 10/1/2030-2/1/2052(h)	48,698,326	44,008,628
3.50%, 11/1/2042(h)	2,198,339	2,092,515
4.00%, 5/1/2052-7/1/2052(h)	23,689,050	22,870,187
4.50%, 3/1/2038-6/1/2053(h)	14,914,995	14,846,713
5.00%, 8/1/2040-8/1/2055(h)	47,606,881	48,154,994
5.50%, 6/1/2054-9/1/2054(h)	24,751,730	25,427,438
5.50%, 2/1/2056(h),(i)	45,361,000	45,999,082
6.00%, 2/1/2054-9/1/2054(h)	29,167,528	30,204,533
6.50%, 5/1/2053(h)	841,490	862,631
7.00%, 2/1/2053(h)	1,015,399	1,050,919
Government National Mortgage Association I:
3.50%, 9/15/2041-10/15/2044	1,331,942	1,251,854
4.00%, 10/15/2039-6/15/2045	2,873,274	2,787,593
4.50%, 4/15/2039-10/15/2041	2,261,877	2,272,326
Government National Mortgage Association II:
2.00%, 10/20/2050-3/20/2052	23,813,793	19,776,138
2.50%, 10/20/2046-10/20/2052	53,074,944	45,730,992
3.00%, 8/20/2046-9/20/2052	7,193,895	6,556,947
3.50%, 9/20/2042-3/20/2050	15,707,996	14,631,841
4.00%, 10/20/2047-1/20/2048	1,138,482	1,096,901
4.00%, 11/20/2052, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)	4,354,737	4,321,979
4.03%, 7/20/2053, (1 Year U.S. Treasury Yield Curve Constant Rate +1.50%)(c)	6,461,962	6,435,665
4.50%, 7/20/2048	1,085,474	1,080,205
6.00%, 5/20/2054	3,387,222	3,473,521
7.00%, 2/20/2054	723,915	748,677
Total U.S. Government Agencies Mortgage-Backed (cost $653,289,262)		645,670,305

	Coupon Rate (%)	Maturity Date	Principal Amount ($)
U.S. Treasury Securities — 7.2%
U.S. Treasury Bonds	4.63	11/15/2045	1,200,000	1,167,281
U.S. Treasury Bonds	4.88	8/15/2045	5,906,000	5,941,067
U.S. Treasury Bonds	5.00	5/15/2045	88,861,000	90,832,603
U.S. Treasury Inflation Indexed Bonds(j)	0.13	2/15/2052	34,235,089	18,064,680
U.S. Treasury Inflation Indexed Bonds(j)	2.38	2/15/2055	25,268,382	23,962,219
U.S. Treasury Notes(d)	4.00	11/15/2035	4,435,000	4,344,568
U.S. Treasury Notes	4.25	1/15/2028	4,000,000	4,053,125
U.S. Treasury Notes(d)	4.25	8/15/2035	8,750,000	8,758,887
U.S. Treasury Notes	4.38	11/30/2030	30,000,000	30,761,719
Total U.S. Treasury Securities (cost $189,464,954)				187,886,149

Description	1-Day Yield (%)	Shares	Value ($)
Investment Companies — 1.9%
Registered Investment Companies — 1.9%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(k) (cost $47,495,366)	3.72	47,495,366	47,495,366
Investment of Cash Collateral for Securities Loaned — 1.0%
Registered Investment Companies — 1.0%
Dreyfus Institutional Preferred Government Plus Money Market Fund, Institutional Shares(k) (cost $26,384,945)	3.72	26,384,945	26,384,945
Total Investments (cost $2,654,748,712)		102.2%	2,654,515,108
Liabilities, Less Cash and Receivables		(2.2%)	(56,227,321)
Net Assets		100.0%	2,598,287,787

EUR—Euro
GBP—British Pound
HKD—Hong Kong Dollar
JPY—Japanese Yen
REMIC—Real Estate Mortgage Investment Conduit
SOFR—Secured Overnight Financing Rate
SOFRCOMPOUND—Compounded Secured Overnight Financing Rate
TSFR—Term Secured Overnight Financing Rate Reference Rates

(a)	Amount stated in U.S. Dollars unless otherwise noted above.
(b)
Security exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2026, these securities amounted to $816,344,420 or 31.4% of net assets.

(c)
Variable rate security—Interest rate resets periodically and the rate shown is the interest rate in effect at period end. Security description also includes the reference rate and spread if published and available.

(d)
Security, or portion thereof, on loan. At January 31, 2026, the value of the fund’s securities on loan was $43,029,458 and the value of the collateral was
$44,639,725, consisting of cash collateral of $26,384,945 and U.S. Government & Agency securities valued at $18,254,780.  In addition, the value of collateral may include pending sales that are also on loan.

(e)	Security is a perpetual bond with no specified maturity date. Maturity date shown is next reset date of the bond.
(f)	Security issued with a zero coupon.
(g)	Step coupon bond. Security begins as a zero coupon until a specified date at which time the stated coupon rate becomes effective until maturity.
(h)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(i)	Purchased on a forward commitment basis.
(j)	Principal amount for accrual purposes is periodically adjusted based on changes in the Consumer Price Index.
(k)	Investment in affiliated issuer. The investment objective of this investment company is publicly available and can be found within the investment company’s prospectus.

SCHEDULE OF INVESTMENTS (Unaudited) (continued)

TBA Sale Commitments
Description	Principal Amount ($)	Value ($)
U.S. Government Agencies Mortgage-Backed — (4.5%)
Federal National Mortgage Association:
5.00%, 2/1/2056(a),(b)	(72,113,000)	(72,110,035)
5.50%, 2/1/2056(a),(b)	(45,361,000)	(45,999,082)
Total Sale Commitments (Proceeds $118,384,728)		(118,109,117)

(a)
The Federal Housing Finance Agency (“FHFA”) placed the Federal Home Loan Mortgage Corporation and Federal National Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

(b)	Sold on a delayed delivery basis.

Futures
Description	Number of Contracts	Expiration	Notional Value ($)	Market Value ($)	Unrealized Appreciation (Depreciation) ($)
Futures Long
2 Year U.S. Treasury Note	1,674	3/31/2026	349,403,073	349,015,923	(387,150)
5 Year U.S. Treasury Note	994	3/31/2026	108,630,185	108,276,112	(354,073)
Australian 10-Year Bond	1,689	3/16/2026	128,414,999(a)	128,377,327	(37,672)
Euro-Bund	936	3/6/2026	142,104,843(a)	142,203,026	98,183
Ultra 10 Year U.S. Treasury Note	333	3/20/2026	38,156,635	38,014,031	(142,604)
Ultra U.S. Treasury Bond	15	3/20/2026	1,766,962	1,761,563	(5,399)
Futures Short
10 Year U.S. Treasury Note	172	3/20/2026	19,231,066	19,234,438	(3,372)
Euro-Buxl 30 Year Bond	147	3/6/2026	19,452,916(a)	19,146,200	306,716
Euro-OAT	342	3/6/2026	49,072,659(a)	49,429,166	(356,507)
Japanese 10 Year Bond	108	3/13/2026	92,952,203(a)	91,844,663	1,107,540
Long Gilt	350	3/27/2026	43,088,164(a)	43,510,109	(421,945)
Gross Unrealized Appreciation					1,512,439
Gross Unrealized Depreciation					(1,708,722)

(a)	Notional amounts in foreign currency have been converted to USD using relevant foreign exchange rates.

Forward Foreign Currency Exchange Contracts
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Barclays Capital, Inc.
United States Dollar	509,599	Swedish Krona	4,693,000	2/12/2026	(17,596)
United States Dollar	27,014,881	Euro	23,002,000	2/12/2026	(266,856)
United States Dollar	33,563,410	Japanese Yen	5,249,664,000	2/12/2026	(394,696)
BNP Paribas Corp.
United States Dollar	26,565,112	British Pound	19,754,000	2/12/2026	(464,834)
Citigroup Global Markets, Inc.
United States Dollar	1,294,106	Euro	1,100,000	3/4/2026	(11,789)
United States Dollar	611,755	Hong Kong Dollar	4,750,000	3/4/2026	3,032
Goldman Sachs & Co. LLC
United States Dollar	18,227,685	Brazilian Real	101,592,000	2/3/2026	(1,055,459)
Brazilian Real	101,592,000	United States Dollar	19,424,485	2/3/2026	(141,342)
Brazilian Real	101,592,000	United States Dollar	19,096,241	2/3/2026	186,902

Forward Foreign Currency Exchange Contracts (continued)
Counterparty/ Purchased Currency	Purchased Currency Amounts	Currency Sold	Sold Currency Amounts	Settlement Date	Unrealized Appreciation (Depreciation) ($)
Goldman Sachs & Co. LLC (continued)
United States Dollar	19,424,485	Brazilian Real	101,592,000	2/3/2026	141,342
Brazilian Real	99,497,000	United States Dollar	18,951,882	3/3/2026	(180,262)
United States Dollar	18,978,162	Brazilian Real	101,592,000	3/3/2026	(188,711)
United States Dollar	507,112	Japanese Yen	80,000,000	3/4/2026	(11,241)
Euro	450,000	United States Dollar	529,127	3/4/2026	5,103
United States Dollar	6,306,849	Euro	5,400,000	3/4/2026	(103,907)
United States Dollar	294,940	Australian Dollar	450,000	3/4/2026	(18,397)
J.P. Morgan Securities LLC
United States Dollar	1,578,193	Japanese Yen	243,000,000	3/4/2026	3,696
United States Dollar	234,753	Euro	200,000	3/4/2026	(2,682)
Australian Dollar	400,000	United States Dollar	267,379	3/4/2026	11,143
United States Dollar	940,159	Euro	800,000	3/4/2026	(9,582)
Gross Unrealized Appreciation					351,218
Gross Unrealized Depreciation					(2,867,354)

Centrally Cleared Credit Default Swaps
Reference Obligations	Maturity Date	Notional Amount ($)(a)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized (Depreciation) ($)
Purchased Contracts:(b)
Markit CDX North America High Yield Index Series 45, Paid 3 Month Fixed Rate of 5.00%	12/20/2030	89,100,000	(7,987,544)	(5,538,851)	(2,448,693)
Gross Unrealized Depreciation					(2,448,693)

(a)
The maximum potential amount the fund could be required to pay as a seller of credit protection or receive as a buyer of credit protection if a credit event occurs as defined under the terms of the swap agreement.

(b)
If the fund is a buyer of protection and a credit event occurs, as defined under the terms of the swap agreement, the fund will either (i) receive from the seller of protection an amount equal to the notional amount of the swap and deliver the reference obligation or (ii) receive a net settlement amount in the form of cash or securities equal to the notional amount of the swap less the recovery value of the reference obligation.

Centrally Cleared Interest Rate Swaps
Received Reference Entity	Paid Reference Entity	Maturity Date	Notional Amount ($)	Market Value ($)	Upfront Payments/ Receipts ($)	Unrealized Appreciation (Depreciation) ($)
EUR - 12 Month Fixed at 2.64%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	23,351,395	(390,347)	—	(390,347)
EUR - 12 Month Fixed at 2.65%	EUR - 6 Month EURIBOR at 2.13%	11/6/2035	23,351,395	(382,093)	—	(382,093)
SEK - 3 Month STIBOR at 1.93%	SEK - 12 Month Fixed at 2.75%	11/6/2035	23,401,628	15,472	—	15,472
SEK - 3 Month STIBOR at 1.94%	SEK - 12 Month Fixed at 2.71%	11/6/2035	23,401,628	265,619	—	265,619
Gross Unrealized Appreciation						281,091
Gross Unrealized Depreciation						(772,440)

EUR—Euro
EURIBOR—Euro Interbank Offered Rate

SCHEDULE OF INVESTMENTS (Unaudited) (continued)
SEK—Swedish Krona
STIBOR—Stockholm Interbank Offered Rate
See notes to schedule of investments.

Schedule of Investments
BNY Mellon Core Plus Fund
January 31, 2026 (Unaudited)
The following is a summary of the inputs used as of January 31, 2026 in valuing the fund’s investments:
	Level 1 - Unadjusted Quoted Prices	Level 2- Other Significant Observable Inputs	Level 3- Significant Unobservable Inputs	Total
Assets ($)
Investments in Securities:†
Asset-Backed Securities	—	220,698,797	—	220,698,797
Collateralized Loan Obligations	—	102,977,381	—	102,977,381
Commercial Mortgage-Backed	—	107,274,341	—	107,274,341
Convertible Corporate Bonds and Notes	—	37,797,392	—	37,797,392
Corporate Bonds and Notes	—	1,088,490,422	—	1,088,490,422
Foreign Governmental	—	165,509,059	—	165,509,059
Municipal Securities	—	2,050,781	—	2,050,781
U.S. Government Agencies Collateralized Mortgage Obligations	—	22,006,498	—	22,006,498
U.S. Government Agencies Collateralized Municipal-Backed Securities	—	273,672	—	273,672
U.S. Government Agencies Mortgage-Backed	—	645,670,305	—	645,670,305
U.S. Treasury Securities	—	187,886,149	—	187,886,149
Investment Companies	73,880,311	—	—	73,880,311
	73,880,311	2,580,634,797	—	2,654,515,108
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	351,218	—	351,218
Futures††	1,512,439	—	—	1,512,439
Swap Agreements	—	281,091	—	281,091
	1,512,439	632,309	—	2,144,748
Liabilities ($)
Investments in Securities:†
U.S. Government Agencies Mortgage-Backed	—	(118,109,117)	—	(118,109,117)
Other Financial Instruments:
Forward Foreign Currency Exchange Contracts††	—	(2,867,354)	—	(2,867,354)
Futures††	(1,708,722)	—	—	(1,708,722)
Swap Agreements††	—	(3,221,133)	—	(3,221,133)
	(1,708,722)	(124,197,604)	—	(125,906,326)

†	See Schedule of Investments for additional detailed categorizations, if any.
††	Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund is an investment company and applies the accounting and reporting guidance of the FASB ASC Topic 946 Financial Services-Investment Companies. The fund’s financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.
The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e., the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).
Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.
Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:
Level 1—unadjusted quoted prices in active markets for identical investments.
Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).
Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).
The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:
The Company’s Board of Directors has designated the Adviser as the fund’s valuation designee to make all fair value determinations with respect to the fund’s portfolio investments, subject to the Board’s oversight and pursuant to Rule 2a-5 under the Act.
Registered investment companies that are not traded on an exchange are valued at their net asset value and are generally categorized within Level 1 of the fair value hierarchy.
Investments in debt securities and instruments generally will be valued, to the extent possible, by one or more independent pricing services (the “Service”). When, in the judgment of the Service, quoted bid prices for investments are readily available and are representative of the bid side of the market, these investments are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities). The value of other debt securities and instruments is determined by the Service based on methods which include consideration of: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. The Services are engaged under the general supervision of the Board. Overnight and certain other short-term debt securities and instruments (excluding Treasury bills) will be valued by the amortized cost method, which approximates value, unless a Service provides a valuation for such security or, in the opinion of the board or a committee or other persons designated by the Board, such as the Adviser, the amortized cost method would not represent fair value. These securities are generally categorized within Level 2 of the fair value hierarchy.
Restricted securities, as well as securities or other assets for which recent market quotations or official closing prices are not readily available or are determined not to reflect accurately fair value (such as when the value of a security has been materially affected by events occurring after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its NAV), or which are not valued by the Service, are valued at fair value as determined in good faith based on procedures approved by the Board. Fair value of investments is determined by the Adviser, as the fund’s Valuation Designee pursuant to Rule 2a-5 under the Act, using such information as it deems appropriate under the circumstances. The factors that may be considered when fair valuing a security include fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. Using fair value to price investments may result in a value that is different from a security’s most recent closing price and from the prices used by other mutual funds to calculate their net asset values. These securities are either categorized within Level 2 or 3 of the fair value hierarchy depending on the relevant inputs used.
For securities where observable inputs are limited, assumptions about market activity and risk are used and such securities are generally categorized within Level 3 of the fair value hierarchy.
Futures, which are traded on an exchange, are valued at the last sales price on the securities exchange on which such securities are primarily traded or at the last sales price on the national securities market on each business day and are generally categorized within Level 1 of the fair value hierarchy.
Market quotations of foreign securities in foreign currencies and any fund assets or liabilities initially expressed in terms of foreign currency are translated into U.S. dollars at the spot rate.
Forward foreign currency exchange contracts (“forward contracts”) generally are valued using the forward rate obtained from a Service and are categorized within Level 2 of the fair value hierarchy.
Pursuant to a securities lending agreement with BNY, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Adviser, or U.S. Government and Agency securities. The securities on loan, if any, are also disclosed in the fund’s Schedule of Investments. The fund is entitled to receive all dividends, interest and distributions on securities loaned, in addition to income earned as a result of the lending transaction. Should a borrower fail to return the securities in a timely manner, BNY is required to replace the securities for the benefit of the fund or credit the fund with the market value of the unreturned securities and is subrogated to the fund’s rights against the borrower and the collateral. Additionally, the contractual maturity of security lending transactions are on an overnight and continuous basis.
TBA Securities: During the period ended January 31, 2026, the fund transacted in TBA securities that involved buying or selling mortgage-backed securities on a forward commitment basis. A TBA transaction typically does not designate the actual security to be delivered and only includes an approximate principal amount; however, delivered securities must meet specified terms defined by industry guidelines, including issuer, rate and current principal amount outstanding on underlying mortgage pools. TBA securities subject to a forward commitment to sell at period end are included at the end of the fund’s Schedule of Investments. The proceeds and value of these commitments are reflected in the fund’s Statement of Assets and Liabilities as Receivable for TBA sale commitments (included in receivable securities sold-TBA) and TBA sale commitments, at value, respectively.
Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund at January 31, 2026 is discussed below.
Futures: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk, as a result of changes in value of underlying financial instruments. The fund invests in futures in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a counterparty, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of  Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss which is reflected in the Statement of Operations. There is minimal counterparty credit risk to the fund with futures since they are exchange traded, and the exchange guarantees the futures against default. Futures open at January 31, 2026 are set forth in the fund’s Schedule of Investments.
Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy. When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized or unrealized gains or losses which occurred during the period are reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty non-performance on these forward contracts, which is generally limited to the unrealized gain on each open contract. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty. Forward contracts open at January 31, 2026 are set forth in the Schedule of Investments.
Swap Agreements: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. Swap agreements are privately negotiated in the over-the-counter (“OTC”) market or centrally cleared. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.
For OTC swaps, the fund accrues for interim payments on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap agreements in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as a realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swap agreements in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the agreement’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date.
Upon entering into centrally cleared swap agreements, an initial margin deposit is required with a counterparty, which consists of cash or cash equivalents. The amount of these deposits is determined by the exchange on which the agreement is traded and is subject to change. The change in valuation of centrally cleared swaps is recorded as a receivable or payable for variation margin in the Statement of Assets and Liabilities. Payments received from (paid to) the counterparty, including upon termination, are recorded as realized gain (loss) in the Statement of Operations.
Fluctuations in the value of swap agreements are recorded for financial statement purposes as unrealized appreciation or depreciation on swap agreements.
Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these agreements are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk. The risk of non-payment may be mitigated by Master Agreements, if any, between the fund and the counterparty and the posting of collateral, if any, by the counterparty to the fund to cover the fund’s exposure to the counterparty.
The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the Schedule of Investments, which summarizes open credit default swaps entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities. Credit default swaps open at January 31, 2026 are set forth in the Schedule of Investments.
GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties. All required disclosures have been made and are incorporated within the current period as part of the Notes to the Schedule of Investments and disclosures within this Note.
At January 31, 2026, accumulated net unrealized depreciation on investments inclusive of derivative contracts was $5,610,454, consisting of $45,123,788 gross unrealized appreciation and $50,734,242 gross unrealized depreciation.

At January 31, 2026, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes (see the Schedule of Investments).
Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the SEC on Form N-CSR.